Other reserves	12 Months Ended
Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Other reserves
28. Other reserves
Other reserves comprise the following:

	Capital redemption reserve £m	Equity reserve £m	Hedging reserve £m	Translation reserve £m	Total other reserves £m
Balance at 1 January 2020	3.2	(478.1)	—	300.2	(174.7)
Foreign exchange differences on translation of foreign operations[1]	—	—	—	79.3	79.3
Gain on net investment hedges	—	—	—	9.7	9.7
Cash flow hedges:[1]
Fair value loss arising on hedging instruments	—	—	(5.9)	—	(5.9)
Less: gain reclassified to profit or loss	—	—	5.9	—	5.9
Share of other comprehensive loss of associate undertakings	—	—	—	(61.5)	(61.5)
Exchange adjustments recycled to the income statement on disposal of discontinued operations	—	—	—	(20.6)	(20.6)
Share cancellations	3.2	—	—	—	3.2
Recognition and remeasurement of financial instruments	—	103.5	—	—	103.5
Share purchases – close period commitments	—	252.3	—	—	252.3
Balance at 31 December 2020	6.4	(122.3)	—	307.1	191.2
Foreign exchange differences on translation of foreign operations[1]	—	—	—	(132.7)	(132.7)
Gain on net investment hedges	—	—	—	45.5	45.5
Cash flow hedges:[1]
Fair value loss arising on hedging instruments	—	—	(38.0)	—	(38.0)
Less: gain reclassified to profit or loss	—	—	38.0	—	38.0
Share of other comprehensive income of associate undertakings	—	—	—	7.3	7.3
Share cancellations	7.2	—	—	—	7.2
Recognition/derecognition of liabilities in respect of put options	—	(242.7)	—	—	(242.7)
Share purchases – close period commitments	—	(211.7)	—	—	(211.7)
Balance at 31 December 2021	13.6	(576.7)	—	227.2	(335.9)
Foreign exchange differences on translation of foreign operations	—	—	—	409.0	409.0
Loss on net investment hedges	—	—	—	(141.5)	(141.5)
Cash flow hedges:
Fair value gain arising on hedging instruments	—	—	38.5	—	38.5
Less: loss reclassified to profit or loss	—	—	(38.5)	—	(38.5)
Share of other comprehensive income of associate undertakings	—	—	—	31.9	31.9
Share cancellations	8.3	—	—	—	8.3
Recognition/derecognition of liabilities in respect of put options	—	101.7	—	—	101.7
Share purchases – close period commitments	—	211.7	—	—	211.7
Balance at 31 December 2022	21.9	(263.3)	—	526.6	285.2
Note
[1]Balances for the year ended 31 December 2021 and 31 December 2020 have been re-presented following a reclassification between the hedging reserve and translation reserve of £38.0 million and £5.9 million, respectively.
The capital redemption reserve relates entirely to share cancellations.
The equity reserve primarily relates to the recognition of liabilities in respect of put options agreements entered into by the Group as part of a business combination that allows non-controlling shareholders to sell their shares to the Group in the future. During 2021, the Company entered into an agreement with a third party to conduct share buybacks on its behalf in the close period commencing on 16 December 2021 and ending on 18 February 2022, in accordance with UK listing rules. The commitment resulting from this agreement constituted a liability at 31 December 2021 and was also recognised as a movement in the equity reserve in the year ended 31 December 2021. After the close period ended on 18 February 2022, the liability was settled and the amount in other reserves was reclassified to retained earnings.
The hedging reserve comprises the effective portion of the cumulative net change in fair value of cash flow hedges less amounts reclassified to profit or loss.
The translation reserve contains the accumulated gains/(losses) on currency translation of foreign operations arising on consolidation.
The translation reserve comprises:

	2022 £m	2021 £m	2020 £m
Balance relating to continuing net investment hedges	(143.8)	(2.3)	9.7
Balance relating to discontinued net investment hedges	(85.0)	(85.0)	(142.5)
Balance related to foreign exchange differences on translation of foreign operations[1]	755.4	314.5	439.9
	526.6	227.2	307.1
Note
[1]Balances for the year ended 31 December 2021 and 31 December 2020 have been re-presented following a reclassification between the hedging reserve and translation reserve of £38.0 million and £5.9 million, respectively.